Government Grants (Details) - FREYR AS $ in Thousands				12 Months Ended
	Feb. 12, 2021 item	Mar. 05, 2020 installment	Sep. 04, 2018 installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)
Equity, Class of Treasury Stock [Line Items]
No of installments	3	3	3
Deferred income				$ 0		$ 1,372
Other income | All milestones
Equity, Class of Treasury Stock [Line Items]
Grant income recognized				747
Other income | Second milestone
Equity, Class of Treasury Stock [Line Items]
Grant income recognized					$ 138
Other income | Third milestone
Equity, Class of Treasury Stock [Line Items]
Grant income recognized				$ 41